Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Accumulated Other Comprehensive Income

The following table presents the changes in accumulated other comprehensive income for the years ended December 31, 2016, 2015 and 2014:

	Year ended December 31,
	2016	2015	2014
	(dollars in thousands)
Beginning Balance	$(212)	$305	$(562)
Other comprehensive income (loss) before reclassifications, net of $359, $60 and ($445) tax effect, respectively	(772)	(188)	866
Amounts reclassified from accumulated other comprehensive income, net of ($210), ($207), and $1 tax effect, respectively	(334)	(329)	1
Net current-period other comprehensive loss	(1,106)	(517)	867
Ending Balance	$(1,318)	$(212)	$305

Computation of Weighted Average Shares Used in the Calculation of Basic and Dilutive Earnings Per Share

The computation of weighted average shares used in the calculation of basic and dilutive earnings per share is summarized below:

	2016	2015	2014
Weighted average number of common shares used in computing basic net income per common share	7,096,969	7,193,712	7,640,615
Effect of ESOP shares	—	—	(44,667)
Adjusted weighted average number of common shares used in computing basic net income per common share	7,096,969	7,193,712	7,595,948
Effect of dilutive stock options	106	—	—
Weighted average number of common shares and dilutive potential common shares used in computing diluted net income per common share	7,097,075	7,193,712	7,595,948